Sound Equity Dividend Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Banking - 14.4%
Citigroup, Inc.	15,870	$1,532,566
Citizens Financial Group, Inc.	20,332	1,062,957
M&T Bank Corp.	4,520	911,503
Provident Financial Services, Inc.	43,728	867,564
		4,374,590

Consumer Discretionary Products - 5.0%
Hasbro, Inc.	10,626	862,512
Scotts Miracle-Gro Co.	10,713	655,850
		1,518,362

Consumer Discretionary Services - 1.8%
Wendy's Co.	51,168	542,892

Consumer Staple Products - 9.8%
Kraft Heinz Co.	23,393	654,302
PepsiCo, Inc.	5,033	748,156
Perrigo Co. PLC	47,995	1,139,401
Reckitt Benckiser Group PLC - ADR	28,099	422,890
		2,964,749

Financial Services - 3.0%
Franklin Resources, Inc.	34,733	891,249

Health Care - 8.9%
AbbVie, Inc.	3,637	765,225
GSK PLC - ADR	25,531	1,012,815
Pfizer, Inc.	36,760	910,177
		2,688,217

Industrial Services - 3.2%
United Parcel Service, Inc. - Class B	10,988	960,791

Insurance - 5.8%
Corebridge Financial, Inc.	24,255	843,346
Principal Financial Group, Inc.	11,392	917,170
		1,760,516

Materials - 10.9%
Dow, Inc.	19,047	469,128
Greif, Inc. - Class B	15,327	1,046,527
LyondellBasell Industries NV - Class A	13,903	783,434

Sonoco Products Co.	21,537	1,017,623
		3,316,712

Media - 5.3%
Interpublic Group of Cos., Inc.	28,658	769,181
Omnicom Group, Inc.	10,844	849,410
		1,618,591

Oil & Gas - 14.9%
Enbridge, Inc.	31,326	1,514,299
HF Sinclair Corp.	17,801	905,715
ONEOK, Inc.	10,577	807,871
TotalEnergies SE - ADR	12,727	798,619
Valero Energy Corp.	3,248	493,729
		4,520,233

Software & Tech Services - 2.4%
International Business Machines Corp.	3,035	738,992

Tech Hardware & Semiconductors - 3.7%
Cisco Systems, Inc.	16,270	1,124,094

Telecommunications - 3.8%
AT&T, Inc.	39,172	1,147,348

Utilities - 6.5%
Evergy, Inc.	11,923	849,633
Eversource Energy	17,652	1,130,964
		1,980,597

TOTAL COMMON STOCKS (Cost $27,775,299)		30,147,933

SHORT-TERM INVESTMENTS - 0.0%(a)
Money Market Funds - 0.0%(a)
First American Government Obligations Fund - Class X, 4.22%(b)	10,547	10,547

TOTAL SHORT-TERM INVESTMENTS (Cost $10,547)		10,547

TOTAL INVESTMENTS - 99.4% (Cost $27,785,846)		$30,158,480
Other Assets in Excess of Liabilities - 0.6%		169,435
TOTAL NET ASSETS - 100.0%		$30,327,915

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company

(a)	Does not round to 0.1% or (0.1)%, as applicable.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.